RETIREMENT AND POSTRETIREMENT BENEFITS (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	85	68	65
Pension
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	1,500	1,355	1,314
Pension | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	44	14
Pension | Cash and cash equivalents | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	44	14
Pension | Canadian government bonds | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	87	115
Pension | Canadian government bonds | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	87	115
Pension | Corporate bonds and debentures | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	4
Pension | Corporate bonds and debentures | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	4
Pension | Canadian corporate bond index fund | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	196	158
Pension | Canadian corporate bond index fund | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	196	158
Pension | Canadian government bond index fund | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	152	157
Pension | Canadian government bond index fund | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	152	157
Pension | United States debt index fund | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	45	62
Pension | United States debt index fund | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	2
Pension | United States debt index fund | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	47	62
Pension | Equity securities | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	190	148
Pension | Equity securities | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	190	148
Pension | Equity securities | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24
Pension | Equity securities | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24
Pension | Equity securities | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	9
Pension | Equity securities | Global | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	9
Pension | Equity funds | Canadian | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	64	21
Pension | Equity funds | Canadian | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	39	74
Pension | Equity funds | Canadian | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	103	95
Pension | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	60	170
Pension | Equity funds | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	26	89
Pension | Equity funds | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	86	259
Pension | Equity funds | Global | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	255	191
Pension | Equity funds | Global | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	159	7
Pension | Equity funds | Global | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	414	198
Pension | Private equity investment | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	61	68
Pension | Private equity investment | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	61	68
Pension | Real estate | Level 3
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24
Pension | Real estate | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	24
OPEB
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	62	54	41
OPEB | Cash and cash equivalents | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	3
OPEB | Cash and cash equivalents | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	4	3
OPEB | United States government and government agency bonds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	22	22
OPEB | United States government and government agency bonds | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	22	22
OPEB | Equity funds | United States | Level 1
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	17	15
OPEB | Equity funds | United States | Level 2
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	19	14
OPEB | Equity funds | United States | Total
Pension and Other Postretirement Benefit Disclosures
Financial instruments at fair value	36	29